CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 150	$ 2,502
Accounts receivable, net	19	1,421
Other current assets, net	24,989	60,436
Amount due from related parties	$ 191	$ 601
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current assets held for sale - discontinued operation	$ 4,566	$ 4,834
Total current assets	29,915	69,794
Property and equipment, net	10,239	10,885
Long-term investments, net	32,018	34,083
Long-term deposits, net	0	371
Right-of-use assets	2	16
TOTAL ASSETS	72,174	115,149
Current liabilities:
Short-term loan	0	12,822
Accounts payable	11,601	15,774
Accrued expenses and other current liabilities	10,553	10,945
Deferred revenue	7,292	7,745
Consideration received from buyer	28,169	29,000
Payable for earnout commitment	21,487	22,120
Amounts due to related parties	2,266	0
Income tax payable	1,495	1,865
Lease liability, current	6	10
Current liabilities held for sale - discontinued operation	1,550	1,506
Total current liabilities	84,419	101,787
Non-current liabilities:
Amounts due to related parties - non - current	$ 8,842	0
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Lease liability, non-current	$ 0	9
Total liabilities	93,261	101,796
Equity
Ordinary shares ($0.04 par value; 22,500,000 shares authorized; 8,948,505 and 4,525,643 shares issued as of December 31, 2022 and 2023, respectively; 8,923,687 and 4,474,836 shares outstanding as of December 31, 2022 and 2023, respectively)	181	359
Additional paid-in capital	298,750	332,746
Treasury stock (24,818 shares as of December 31, 2022 and 2023)	(1,148)	(1,148)
Accumulated deficits	(318,813)	(318,239)
Accumulated other comprehensive income	32,879	32,044
Total AirNet Technology Inc.'s shareholders' equity	11,849	45,762
Non-controlling interests	(32,936)	(32,409)
Total (deficit) equity	(21,087)	13,353
TOTAL LIABILITIES AND (DEFICIT) EQUITY	$ 72,174	$ 115,149